UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-08837

THE SELECT SECTOR SPDR TRUST

(Exact name of registrant as specified in charter)
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Ryan M. Louvar, Esq.	Leonard Mackey, Esq.
Vice President and Senior Counsel	Clifford Chance US LLP
State Street Bank and Trust Company	31 West 52nd Street
CHP/0326	New York, New York 10019
One Lincoln Street
Boston, MA 02111
Registrant’s telephone number, including area code: (303) 623-2577
Date of fiscal year end: September 30
Date of reporting period: December 31, 2010

Item 1. Schedule of Investments
Item 2. Controls and Procedures
SIGNATURES
Certifications

Item 1. Schedule of Investments.

The Consumer Discretionary Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AUTO COMPONENTS — 2.3%
Johnson Controls, Inc.	1,377,249	$52,610,912
The Goodyear Tire & Rubber Co. (a)	499,343	5,917,214

		58,528,126

AUTOMOBILES — 5.8%
Ford Motor Co. (a)	7,651,980	128,476,744
Harley-Davidson, Inc.	480,730	16,666,909

		145,143,653

DISTRIBUTORS — 0.7%
Genuine Parts Co. (b)	321,525	16,507,093

DIVERSIFIED CONSUMER SERVICES — 1.0%
Apollo Group, Inc. (Class A) (a)	259,452	10,245,760
DeVry, Inc.	127,249	6,105,407
H&R Block, Inc. (b)	629,653	7,499,167

		23,850,334

HOTELS, RESTAURANTS & LEISURE — 16.1%
Carnival Corp.	879,579	40,557,388
Darden Restaurants, Inc. (b)	282,489	13,118,789
International Game Technology (b)	608,690	10,767,726
Marriott International, Inc. (Class A) (b)	587,414	24,401,178
McDonald’s Corp.	2,157,796	165,632,421
Starbucks Corp.	1,513,624	48,632,739
Starwood Hotels & Resorts Worldwide, Inc. (b)	389,380	23,666,516
Wyndham Worldwide Corp.	357,013	10,696,110
Wynn Resorts, Ltd.	154,305	16,023,031
Yum! Brands, Inc.	957,063	46,943,940

		400,439,838

HOUSEHOLD DURABLES — 3.9%
D.R. Horton, Inc. (b)	572,789	6,833,373
Fortune Brands, Inc. (b)	311,460	18,765,465
Harman International Industries, Inc. (a)	141,977	6,573,535
Leggett & Platt, Inc. (b)	298,887	6,802,668
Lennar Corp. (Class A) (b)	324,666	6,087,487
Newell Rubbermaid, Inc.	592,472	10,771,141
Pulte Group, Inc. (a)(b)	686,530	5,162,706
Stanley Black & Decker, Inc.	338,702	22,649,003
Whirlpool Corp.	155,225	13,788,637

		97,434,015

INTERNET & CATALOG RETAIL — 7.9%
Amazon.com, Inc. (a)	724,146	130,346,280
Expedia, Inc.	412,607	10,352,310
NetFlix, Inc. (a)(b)	88,559	15,559,816
priceline.com, Inc. (a)	100,299	40,074,465

		196,332,871

LEISURE EQUIPMENT & PRODUCTS — 1.3%
Hasbro, Inc.	278,156	13,123,400
Mattel, Inc.	732,841	18,636,147

		31,759,547

MEDIA — 29.3%
Cablevision Systems Corp.	489,990	16,581,262
CBS Corp. (Class B)	1,390,623	26,491,368
Comcast Corp. (Class A)	5,698,379	125,193,387
DIRECTV (Class A) (a)	1,702,774	67,991,766
Discovery Communications, Inc. (Class A) (a)(b)	580,641	24,212,730
Gannett Co., Inc. (b)	489,439	7,385,635
McGraw-Hill Cos., Inc.	627,004	22,829,216
Meredith Corp. (b)	75,362	2,611,293
News Corp. (Class A)	4,664,065	67,908,786
Omnicom Group, Inc.	615,238	28,177,900
Scripps Networks Interactive (Class A)	184,478	9,546,736
The Interpublic Group of Cos., Inc. (a)	997,509	10,593,546
The Walt Disney Co.	3,867,397	145,066,061
The Washington Post Co. (Class B) (b)	11,177	4,912,291
Time Warner Cable, Inc.	726,573	47,975,615
Time Warner, Inc.	2,265,610	72,884,674
Viacom, Inc. (Class B)	1,234,649	48,904,447

		729,266,713

MULTILINE RETAIL — 7.9%
Big Lots, Inc. (a)	154,221	4,697,572
Family Dollar Stores, Inc.	256,974	12,774,177
J.C. Penney Co., Inc.	482,547	15,591,094
Kohl’s Corp. (a)	597,659	32,476,790
Macy’s, Inc.	864,903	21,882,046
Nordstrom, Inc. (b)	343,566	14,560,327
Sears Holdings Corp. (a)(b)	89,820	6,624,225
Target Corp.	1,446,168	86,958,082

		195,564,313

SPECIALTY RETAIL — 18.3%
Abercrombie & Fitch Co. (Class A)	179,322	10,334,327
AutoNation, Inc. (a)(b)	129,975	3,665,295
AutoZone, Inc. (a)	55,613	15,159,548
Bed Bath & Beyond, Inc. (a)	529,220	26,011,163
Best Buy Co., Inc. (b)	674,405	23,125,347
CarMax, Inc. (a)(b)	458,969	14,631,932
GameStop Corp. (Class A) (a)(b)	308,978	7,069,417
Limited Brands, Inc.	539,884	16,590,635
Lowe’s Cos., Inc.	2,818,478	70,687,428
O’Reilly Automotive, Inc. (a)	285,487	17,249,125
RadioShack Corp. (b)	232,362	4,296,373
Ross Stores, Inc.	245,889	15,552,479
Staples, Inc.	1,477,036	33,632,110
The Gap, Inc.	897,461	19,869,786
The Home Depot, Inc.	3,346,995	117,345,645
Tiffany & Co.	258,145	16,074,689
TJX Cos., Inc.	808,356	35,882,923
Urban Outfitters, Inc. (a)	262,811	9,411,262

		456,589,484

TEXTILES, APPAREL & LUXURY GOODS — 5.2%
Coach, Inc.	605,270	33,477,484
NIKE, Inc. (Class B) (b)	780,832	66,698,670
Polo Ralph Lauren Corp. (b)	131,932	14,633,897

The Consumer Discretionary Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

V.F. Corp. (b)	177,268	$15,276,956

		130,087,007

TOTAL COMMON STOCKS —
(Cost $2,471,414,136)		2,481,502,994

SHORT TERM INVESTMENTS — 4.1%
MONEY MARKET FUNDS — 4.1%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	96,683,035	96,683,035
State Street Institutional Liquid Reserves Fund 0.18% (d)(e)	4,149,134	4,149,134

TOTAL SHORT TERM INVESTMENTS —
(Cost $100,832,169)		100,832,169

TOTAL INVESTMENTS — 103.8% (f)
(Cost $2,572,246,305)		2,582,335,163
OTHER ASSETS & LIABILITIES — (3.8)%		(94,117,445)

NET ASSETS — 100.0%		$2,488,217,718

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at December 31, 2010.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

The Consumer Staples Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
BEVERAGES — 16.2%
Brown-Forman Corp. (Class B)	395,658	$27,545,710
Coca-Cola Enterprises, Inc.	1,296,579	32,453,372
Constellation Brands, Inc. (Class A) (a)	714,678	15,830,118
Dr. Pepper Snapple Group, Inc.	598,162	21,031,376
Molson Coors Brewing Co. (Class B)	705,832	35,425,708
PepsiCo, Inc.	2,100,933	137,253,953
The Coca-Cola Co.	3,589,310	236,068,918

		505,609,155

FOOD & STAPLES RETAILING — 24.4%
Costco Wholesale Corp.	1,267,493	91,525,670
CVS Caremark Corp.	4,016,543	139,655,200
Safeway, Inc. (b)	1,222,957	27,504,303
SUPERVALU, Inc. (b)	886,786	8,539,749
Sysco Corp.	1,747,707	51,382,586
The Kroger Co.	2,003,826	44,805,549
Wal-Mart Stores, Inc.	5,168,484	278,736,342
Walgreen Co.	2,586,087	100,753,950
Whole Foods Market, Inc. (a)(b)	387,280	19,592,495

		762,495,844

FOOD PRODUCTS — 19.2%
Archer-Daniels-Midland Co.	1,954,535	58,792,413
Campbell Soup Co. (b)	741,194	25,756,491
ConAgra Foods, Inc.	1,449,915	32,739,081
Dean Foods Co. (a)	481,469	4,256,186
General Mills, Inc.	1,940,231	69,052,821
H.J. Heinz Co.	1,040,134	51,445,028
Hormel Foods Corp. (b)	183,557	9,409,132
Kellogg Co.	825,441	42,163,526
Kraft Foods, Inc. (Class A)	4,609,062	145,231,544
McCormick & Co., Inc. (b)	574,435	26,728,461
Mead Johnson Nutrition Co.	539,701	33,596,387
Sara Lee Corp.	1,989,681	34,839,314
The Hershey Co. (b)	514,541	24,260,608
The J.M. Smucker Co.	314,468	20,644,824
Tyson Foods, Inc. (Class A)	1,258,352	21,668,821

		600,584,637

HOUSEHOLD PRODUCTS — 22.2%
Clorox Co.	480,612	30,413,127
Colgate-Palmolive Co.	1,390,449	111,750,386
Kimberly-Clark Corp.	1,176,010	74,135,671
The Procter & Gamble Co.	7,384,278	475,030,604

		691,329,788

PERSONAL PRODUCTS — 2.0%
Avon Products, Inc.	1,349,752	39,223,793
The Estee Lauder Cos., Inc. (Class A) (b)	300,324	24,236,147

		63,459,940

TOBACCO — 15.6%
Altria Group, Inc. (b)	5,509,063	135,633,131
Lorillard, Inc.	394,090	32,339,025
Philip Morris International, Inc.	4,786,697	280,165,376
Reynolds American, Inc.	1,178,440	38,440,713

		486,578,245

TOTAL COMMON STOCKS —
(Cost $3,213,746,932)		3,110,057,609

SHORT TERM INVESTMENTS — 3.2%
MONEY MARKET FUNDS — 3.2%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	97,539,200	97,539,200
State Street Institutional Liquid Reserves Fund 0.18% (d)(e)	2,031,606	2,031,606

TOTAL SHORT TERM INVESTMENTS —
(Cost $99,570,806)		99,570,806

TOTAL INVESTMENTS — 102.8% (f)
(Cost $3,313,317,738)		3,209,628,415
OTHER ASSETS & LIABILITIES — (2.8)%		(86,624,802)

NET ASSETS — 100.0%		$3,123,003,613

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at December 31, 2010.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

The Energy Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
ENERGY EQUIPMENT & SERVICES — 21.5%
Baker Hughes, Inc.	3,367,426	$192,515,744
Cameron International Corp. (a)	2,291,474	116,246,476
Diamond Offshore Drilling, Inc. (b)	672,511	44,970,811
FMC Technologies, Inc. (a)	1,267,757	112,716,275
Halliburton Co.	6,417,015	262,006,722
Helmerich & Payne, Inc. (b)	624,375	30,269,700
Nabors Industries, Ltd. (a)	3,095,695	72,625,005
National-Oilwell Varco, Inc.	3,137,476	210,995,261
Rowan Cos., Inc. (a)	2,011,778	70,231,170
Schlumberger, Ltd.	8,388,802	700,464,967

		1,813,042,131

OIL, GAS & CONSUMABLE FUELS — 78.4%
Anadarko Petroleum Corp.	3,399,792	258,928,159
Apache Corp.	2,596,072	309,529,665
Cabot Oil & Gas Corp. (b)	1,328,480	50,282,968
Chesapeake Energy Corp. (b)	5,128,557	132,880,912
Chevron Corp.	12,109,219	1,104,966,234
ConocoPhillips	6,397,851	435,693,653
CONSOL Energy, Inc. (b)	2,129,874	103,810,059
Denbury Resources, Inc. (a)(b)	4,740,116	90,488,814
Devon Energy Corp.	2,937,604	230,631,290
El Paso Corp.	6,548,891	90,112,740
EOG Resources, Inc.	1,825,029	166,825,901
EQT Corp. (b)	878,687	39,400,325
Exxon Mobil Corp.	20,050,437	1,466,087,953
Hess Corp.	2,196,955	168,154,936
Marathon Oil Corp.	4,910,839	181,848,368
Massey Energy Co.	1,942,121	104,194,792
Murphy Oil Corp.	1,538,288	114,679,370
Newfield Exploration Co. (a)	783,160	56,473,668
Noble Energy, Inc.	1,405,672	121,000,246
Occidental Petroleum Corp.	4,178,944	409,954,406
Peabody Energy Corp.	2,315,877	148,169,810
Pioneer Natural Resources Co.	1,550,073	134,577,338
QEP Resources, Inc.	1,034,511	37,563,094
Range Resources Corp. (b)	1,480,485	66,592,215
Southwestern Energy Co. (a)	2,612,209	97,774,983
Spectra Energy Corp.	5,126,328	128,106,937
Sunoco, Inc.	1,691,718	68,193,153
Tesoro Corp. (a)(b)	2,652,675	49,180,594
The Williams Cos., Inc.	4,861,815	120,184,067
Valero Energy Corp.	4,658,116	107,695,642

		6,593,982,292

TOTAL COMMON STOCKS —
(Cost $8,598,468,368)		8,407,024,423

SHORT TERM INVESTMENTS — 1.7%
MONEY MARKET FUNDS — 1.7%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	136,932,687	136,932,687
State Street Institutional Liquid Reserves Fund 0.18% (d)(e)	3,558,946	3,558,946

TOTAL SHORT TERM INVESTMENTS —
(Cost $140,491,633)		140,491,633

TOTAL INVESTMENTS — 101.6% (f)
(Cost $8,738,960,001)		8,547,516,056
OTHER ASSETS & LIABILITIES — (1.6)%		(135,206,282)

NET ASSETS — 100.0%		$8,412,309,774

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at December 31, 2010.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

The Financial Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
CAPITAL MARKETS — 15.8%
Ameriprise Financial, Inc.	1,003,998	$57,780,085
E*TRADE Financial Corp. (a)	803,553	12,856,848
Federated Investors, Inc. (Class B) (b)	370,470	9,695,200
Franklin Resources, Inc.	589,476	65,555,626
Invesco, Ltd.	1,868,632	44,959,286
Janus Capital Group, Inc.	743,148	9,638,629
Legg Mason, Inc. (b)	618,789	22,443,477
Morgan Stanley	6,123,841	166,629,714
Northern Trust Corp.	980,647	54,337,650
State Street Corp. (c)	2,032,339	94,178,589
T. Rowe Price Group, Inc. (b)	1,038,306	67,012,269
The Bank of New York Mellon Corp.	5,021,190	151,639,938
The Charles Schwab Corp.	4,015,097	68,698,310
The Goldman Sachs Group, Inc.	2,069,249	347,964,912

		1,173,390,533

COMMERCIAL BANKS — 18.6%
BB&T Corp. (b)	2,808,719	73,841,223
Comerica, Inc. (b)	713,840	30,152,602
Fifth Third Bancorp	3,220,150	47,271,802
First Horizon National Corp. (a)(b)	1,052,645	12,400,157
Huntington Bancshares, Inc.	3,497,172	24,025,572
KeyCorp	3,560,671	31,511,938
M & T Bank Corp. (b)	482,759	42,024,171
Marshall & Ilsley Corp.	2,135,203	14,775,605
PNC Financial Services Group, Inc.	2,128,457	129,239,909
Regions Financial Corp. (b)	5,079,585	35,557,095
SunTrust Banks, Inc.	2,024,339	59,738,244
U.S. Bancorp	7,764,783	209,416,197
Wells Fargo & Co.	21,243,630	658,340,094
Zions Bancorporation (b)	719,528	17,434,163

		1,385,728,772

CONSUMER FINANCE — 4.4%
American Express Co.	4,239,104	181,942,344
Capital One Financial Corp.	1,849,926	78,732,850
Discover Financial Services	2,202,396	40,810,398
SLM Corp. (a)	1,963,658	24,722,454

		326,208,046

DIVERSIFIED FINANCIAL SERVICES — 26.7%
Bank of America Corp.	40,818,513	544,518,963
Citigroup, Inc. (a)	117,577,253	556,140,407
CME Group, Inc.	271,270	87,281,123
IntercontinentalExchange, Inc. (a)	295,902	35,256,723
JPMorgan Chase & Co.	15,821,811	671,161,223
Leucadia National Corp. (b)	797,079	23,258,765
Moody’s Corp. (b)	824,101	21,871,641
NYSE Euronext	1,055,558	31,645,629
The Nasdaq OMX Group, Inc. (a)	601,840	14,269,626

		1,985,404,100

INSURANCE — 24.3%
ACE, Ltd.	1,374,035	85,533,679
AFLAC, Inc.	1,907,710	107,652,075
American International Group, Inc. (a)(b)	566,319	32,631,301
Aon Corp.	1,335,831	61,461,584
Assurant, Inc.	430,812	16,594,878
Berkshire Hathaway, Inc. (Class B) (a)	7,003,632	561,060,959
Chubb Corp.	1,234,553	73,628,741
Cincinnati Financial Corp. (b)	658,154	20,856,900
Genworth Financial, Inc. (Class A) (a)	1,980,019	26,017,450
Hartford Financial Services Group, Inc.	1,800,179	47,686,742
Lincoln National Corp.	1,281,091	35,627,141
Loews Corp.	1,279,297	49,777,446
Marsh & McLennan Cos., Inc.	2,200,452	60,160,358
MetLife, Inc.	3,668,463	163,026,496
Principal Financial Group, Inc.	1,295,438	42,179,461
Prudential Financial, Inc.	1,964,730	115,349,298
The Allstate Corp.	2,178,912	69,463,715
The Progressive Corp. (b)	2,686,605	53,382,841
The Travelers Cos., Inc.	1,858,311	103,526,506
Torchmark Corp. (b)	323,811	19,344,469
Unum Group	1,282,619	31,065,032
XL Group PLC	1,307,200	28,523,104

		1,804,550,176

REAL ESTATE INVESTMENT TRUSTS (REITS) — 9.2%
Apartment Investment & Management Co. (Class A)	473,348	12,231,312
AvalonBay Communities, Inc. (b)	345,429	38,878,034
Boston Properties, Inc.	567,283	48,843,066
Equity Residential	1,151,682	59,829,880
HCP, Inc.	1,475,288	54,275,846
Health Care REIT, Inc.	586,910	27,960,392
Host Hotels & Resorts, Inc.	2,693,122	48,126,090
Kimco Realty Corp. (b)	1,641,787	29,617,838
Plum Creek Timber Co., Inc. (b)	653,481	24,472,863
ProLogis (b)	2,301,290	33,230,628
Public Storage, Inc.	564,942	57,296,418
Simon Property Group, Inc.	1,185,727	117,967,979
Ventas, Inc. (b)	635,209	33,335,768
Vornado Realty Trust	657,563	54,794,725
Weyerhaeuser Co.	2,167,379	41,028,485

		681,889,324

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
CB Richard Ellis Group, Inc. (Class A) (a)(b)	1,175,139	24,066,847

THRIFTS & MORTGAGE FINANCE — 0.6%
Hudson City Bancorp, Inc. (b)	2,129,624	27,131,410
People’s United Financial, Inc.	1,492,170	20,905,301

		48,036,711

TOTAL COMMON STOCKS —
(Cost $7,538,924,304)		7,429,274,509

SHORT TERM INVESTMENTS — 2.3%
MONEY MARKET FUNDS — 2.3%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	162,563,837	162,563,837

The Financial Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund 0.18% (e)(f)	8,738,566	$8,738,566

TOTAL SHORT TERM INVESTMENTS —
(Cost $171,302,403)		171,302,403

TOTAL INVESTMENTS — 102.2% (g)
(Cost $7,710,226,707)		7,600,576,912
OTHER ASSETS & LIABILITIES — (2.2)%		(166,792,944)

NET ASSETS — 100.0%		$7,433,783,968

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at December 31, 2010.
(c)	Affiliated Issuer. (See accompanying Notes to Schedules of Investments)
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

The Health Care Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
BIOTECHNOLOGY — 11.9%
Amgen, Inc. (a)	2,085,856	$114,513,494
Biogen Idec, Inc. (a)	538,402	36,099,854
Celgene Corp. (a)	1,039,767	61,491,820
Cephalon, Inc. (a)(b)	164,576	10,157,631
Genzyme Corp. (a)	586,483	41,757,590
Gilead Sciences, Inc. (a)	1,792,314	64,953,459

		328,973,848

HEALTH CARE EQUIPMENT & SUPPLIES — 15.5%
Baxter International, Inc.	1,305,586	66,088,763
Becton, Dickinson & Co. (b)	521,586	44,084,449
Boston Scientific Corp. (a)	3,389,865	25,661,278
C.R. Bard, Inc. (b)	218,248	20,028,619
CareFusion Corp. (a)	486,669	12,507,393
DENTSPLY International, Inc.	312,598	10,681,474
Hospira, Inc. (a)	366,166	20,391,784
Intuitive Surgical, Inc. (a)(b)	86,177	22,212,122
Medtronic, Inc.	2,395,210	88,838,339
St. Jude Medical, Inc. (a)	777,227	33,226,454
Stryker Corp.	766,958	41,185,645
Varian Medical Systems, Inc. (a)(b)	262,923	18,215,305
Zimmer Holdings, Inc. (a)	443,451	23,804,450

		426,926,075

HEALTH CARE PROVIDERS & SERVICES — 18.3%
Aetna, Inc.	908,395	27,715,131
AmerisourceBergen Corp.	633,559	21,617,033
Cardinal Health, Inc.	776,249	29,738,099
CIGNA Corp.	616,327	22,594,548
Coventry Health Care, Inc. (a)	324,699	8,572,054
DaVita, Inc. (a)	212,704	14,780,801
Express Scripts, Inc. (a)	1,224,989	66,210,655
Humana, Inc. (a)	397,924	21,782,360
Laboratory Corp. of America Holdings (a)(b)	225,009	19,782,791
McKesson Corp.	575,499	40,503,620
Medco Health Solutions, Inc. (a)	963,640	59,042,223
Patterson Cos., Inc.	211,651	6,482,870
Quest Diagnostics, Inc.	324,252	17,499,880
Tenet Healthcare Corp. (a)	1,101,800	7,371,042
UnitedHealth Group, Inc.	2,448,261	88,406,705
WellPoint, Inc. (a)	892,870	50,768,588

		502,868,400

HEALTH CARE TECHNOLOGY — 0.5%
Cerner Corp. (a)(b)	157,390	14,911,129

LIFE SCIENCES TOOLS & SERVICES — 4.6%
Agilent Technologies, Inc. (a)	760,701	31,515,842
Life Technologies Corp. (a)	412,389	22,887,590
PerkinElmer, Inc.	258,067	6,663,290
Thermo Fisher Scientific, Inc. (a)	878,370	48,626,563
Waters Corp. (a)	201,432	15,653,281

		125,346,566

PHARMACEUTICALS — 49.1%
Abbott Laboratories	2,892,757	138,591,988
Allergan, Inc.	698,384	47,958,029
Bristol-Myers Squibb Co.	3,798,049	100,572,338
Eli Lilly & Co.	2,240,310	78,500,462
Forest Laboratories, Inc. (a)	632,415	20,224,632
Johnson & Johnson	6,062,846	374,987,025
Merck & Co., Inc.	6,801,587	245,129,196
Mylan, Inc. (a)	951,972	20,115,168
Pfizer, Inc.	17,683,328	309,635,073
Watson Pharmaceuticals, Inc. (a)	288,364	14,894,001

		1,350,607,912

TOTAL COMMON STOCKS —
(Cost $3,232,029,488)		2,749,633,930

SHORT TERM INVESTMENTS — 1.4%
MONEY MARKET FUNDS — 1.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	37,344,394	37,344,394
State Street Institutional Liquid Reserves Fund 0.18% (d)(e)	739,294	739,294

TOTAL SHORT TERM INVESTMENTS —
(Cost $38,083,688)		38,083,688

TOTAL INVESTMENTS — 101.3% (f)
(Cost $3,270,113,176)		2,787,717,618
OTHER ASSETS & LIABILITIES — (1.3)%		(34,667,387)

NET ASSETS — 100.0%		$2,753,050,231

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at December 31, 2010.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

The Industrial Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 24.8%
General Dynamics Corp.	1,172,111	$83,172,997
Goodrich Corp.	549,175	48,365,842
Honeywell International, Inc.	2,348,014	124,820,424
ITT Corp. (a)	634,982	33,088,912
L-3 Communications Holdings, Inc. (a)	322,711	22,747,899
Lockheed Martin Corp.	891,956	62,356,644
Northrop Grumman Corp.	899,364	58,260,800
Precision Castparts Corp.	406,728	56,620,605
Raytheon Co.	1,136,792	52,678,941
Rockwell Collins, Inc.	578,731	33,716,868
The Boeing Co.	2,185,163	142,603,737
United Technologies Corp.	2,735,330	215,325,178

		933,758,847

AIR FREIGHT & LOGISTICS — 9.8%
C.H. Robinson Worldwide, Inc. (a)	472,587	37,896,752
Expeditors International of Washington, Inc.	604,467	33,003,898
FedEx Corp.	962,038	89,479,154
United Parcel Service, Inc. (Class B)	2,871,239	208,394,527

		368,774,331

AIRLINES — 0.8%
Southwest Airlines Co.	2,329,617	30,238,429

BUILDING PRODUCTS — 0.4%
Masco Corp.	1,136,487	14,387,925

COMMERCIAL SERVICES & SUPPLIES — 4.6%
Avery Dennison Corp.	380,699	16,118,796
Cintas Corp. (a)	434,425	12,146,523
Iron Mountain, Inc. (a)	570,610	14,270,956
Pitney Bowes, Inc. (a)	664,596	16,069,931
R.R. Donnelley & Sons Co.	851,523	14,876,107
Republic Services, Inc.	876,715	26,178,710
Stericycle, Inc. (a)(b)	242,838	19,650,451
Waste Management, Inc. (a)	1,480,499	54,585,998

		173,897,472

CONSTRUCTION & ENGINEERING — 2.1%
Fluor Corp. (a)	740,665	49,076,463
Jacobs Engineering Group, Inc. (b)	358,166	16,421,911
Quanta Services, Inc. (b)	614,947	12,249,744

		77,748,118

ELECTRICAL EQUIPMENT — 5.0%
Emerson Electric Co.	2,272,864	129,939,635
Rockwell Automation, Inc.	522,830	37,492,139
Roper Industries, Inc. (a)	270,006	20,636,559

		188,068,333

INDUSTRIAL CONGLOMERATES — 17.8%
3M Co.	2,090,588	180,417,744
General Electric Co.	22,495,958	411,451,072
Textron, Inc. (a)	975,140	23,052,310
Tyco International, Ltd.	1,395,074	57,811,866

		672,732,992

MACHINERY — 23.4%
Caterpillar, Inc.	1,930,795	180,838,260
Cummins, Inc.	1,038,888	114,288,069
Danaher Corp.	1,717,639	81,021,032
Deere & Co.	1,349,642	112,087,768
Dover Corp.	643,461	37,610,295
Eaton Corp.	586,927	59,578,960
Flowserve Corp.	159,419	19,005,933
Illinois Tool Works, Inc. (a)	1,502,645	80,241,243
Ingersoll-Rand PLC (a)	924,128	43,517,187
PACCAR, Inc. (a)	1,209,803	69,466,888
Pall Corp.	481,022	23,849,071
Parker-Hannifin Corp.	579,023	49,969,685
Snap-on, Inc.	165,607	9,370,044

		880,844,435

PROFESSIONAL SERVICES — 1.2%
Dun & Bradstreet Corp.	142,599	11,705,952
Equifax, Inc.	478,701	17,041,755
Robert Half International, Inc. (a)	594,458	18,190,415

		46,938,122

ROAD & RAIL — 8.4%
CSX Corp.	1,285,898	83,081,870
Norfolk Southern Corp.	1,215,986	76,388,241
Ryder System, Inc.	267,896	14,102,045
Union Pacific Corp.	1,530,291	141,796,764

		315,368,920

TRADING COMPANIES & DISTRIBUTORS — 1.5%
Fastenal Co. (a)	419,818	25,151,296
W.W. Grainger, Inc. (a)	216,759	29,936,586

		55,087,882

TOTAL COMMON STOCKS —
(Cost $3,908,004,005)		3,757,845,806

SHORT TERM INVESTMENTS — 5.4%
MONEY MARKET FUNDS — 5.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	198,411,587	198,411,587
State Street Institutional Liquid Reserves Fund 0.18% (d)(e)	4,818,113	4,818,113

TOTAL SHORT TERM INVESTMENTS —
(Cost $203,229,700)		203,229,700

TOTAL INVESTMENTS — 105.2% (f)
(Cost $4,111,233,705)		3,961,075,506
OTHER ASSETS & LIABILITIES — (5.2)%		(194,085,027)

NET ASSETS — 100.0%		$3,766,990,479

The Industrial Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

(a)	Security, or portion thereof, was on loan at December 31, 2010.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

The Materials Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
CHEMICALS — 55.4%
Air Products & Chemicals, Inc.	1,324,709	$120,482,284
Airgas, Inc.	492,426	30,756,928
CF Industries Holdings, Inc.	448,883	60,666,537
E.I. du Pont de Nemours & Co.	5,527,038	275,688,655
Eastman Chemical Co. (a)	465,807	39,165,053
Ecolab, Inc.	1,454,101	73,315,772
FMC Corp.	469,887	37,539,272
International Flavors & Fragrances, Inc.	528,163	29,360,581
Monsanto Co.	3,247,604	226,163,143
PPG Industries, Inc.	1,016,130	85,426,049
Praxair, Inc.	1,240,867	118,465,573
Sigma-Aldrich Corp.	770,769	51,302,385
The Dow Chemical Co.	7,027,560	239,920,898
The Sherwin-Williams Co. (a)	571,573	47,869,239

		1,436,122,369

CONSTRUCTION MATERIALS — 1.4%
Vulcan Materials Co. (a)	831,690	36,893,769

CONTAINERS & PACKAGING — 4.7%
Ball Corp.	570,039	38,791,154
Bemis Co., Inc.	729,393	23,821,975
Owens-Illinois, Inc. (b)	1,070,196	32,855,017
Sealed Air Corp. (a)	1,062,433	27,038,920

		122,507,066

METALS & MINING — 34.3%
AK Steel Holding Corp. (a)	816,438	13,365,090
Alcoa, Inc.	6,346,471	97,672,189
Allegheny Technologies, Inc. (a)	640,286	35,330,982
Cliffs Natural Resources, Inc. (a)	851,740	66,444,237
Freeport-McMoRan Copper & Gold, Inc. (a)	2,850,934	342,368,664
Newmont Mining Corp.	2,985,228	183,382,556
Nucor Corp. (a)	1,967,054	86,196,306
Titanium Metals Corp. (b)	690,411	11,861,261
United States Steel Corp. (a)	911,426	53,245,507

		889,866,792

PAPER & FOREST PRODUCTS — 4.0%
International Paper Co.	2,738,752	74,603,604
MeadWestvaco Corp.	1,111,785	29,084,296

		103,687,900

TOTAL COMMON STOCKS —
(Cost $2,487,288,653)		2,589,077,896

SHORT TERM INVESTMENTS — 6.3%
MONEY MARKET FUNDS — 6.3%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	159,171,466	159,171,466
State Street Institutional Liquid Reserves Fund 0.18% (d)(e)	4,606,779	4,606,779

TOTAL SHORT TERM INVESTMENTS —
(Cost $163,778,245)		163,778,245

TOTAL INVESTMENTS — 106.1% (f)
(Cost $2,651,066,898)		2,752,856,141
OTHER ASSETS & LIABILITIES — (6.1)%		(158,209,362)

NET ASSETS — 100.0%		$2,594,646,779

(a)	Security, or portion thereof, was on loan at December 31, 2010.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

The Technology Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
COMMUNICATIONS EQUIPMENT — 10.3%
Cisco Systems, Inc. (a)	12,973,008	$262,443,952
F5 Networks, Inc. (a)(b)	189,257	24,633,691
Harris Corp.	331,873	15,033,847
JDS Uniphase Corp. (a)	669,367	9,692,434
Juniper Networks, Inc. (a)	1,262,238	46,601,827
Motorola, Inc. (a)	5,620,835	50,980,974
QUALCOMM, Inc.	3,809,115	188,513,101
Tellabs, Inc.	1,010,036	6,848,044

		604,747,870

COMPUTERS & PERIPHERALS — 19.7%
Apple, Inc. (a)	2,146,979	692,529,546
Dell, Inc. (a)	3,997,875	54,171,206
EMC Corp. (a)	4,893,744	112,066,738
Hewlett-Packard Co.	4,405,602	185,475,844
Lexmark International, Inc. (Class A) (a)	234,393	8,161,564
NetApp, Inc. (a)(b)	890,123	48,921,160
QLogic Corp. (a)	302,353	5,146,048
SanDisk Corp. (a)	598,061	29,819,322
Western Digital Corp. (a)	569,262	19,297,982

		1,155,589,410

DIVERSIFIED TELECOMMUNICATION SERVICES — 12.9%
AT&T, Inc.	13,832,553	406,400,407
CenturyLink, Inc. (b)	741,708	34,244,658
Frontier Communications Corp.	2,801,045	27,254,168
Qwest Communications International, Inc.	4,436,427	33,761,210
Verizon Communications, Inc.	6,651,571	237,993,210
Windstream Corp.	1,259,721	17,560,511

		757,214,164

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.2%
Amphenol Corp. (Class A)	437,879	23,111,254
Corning, Inc.	3,730,008	72,063,755
FLIR Systems, Inc. (a)(b)	412,712	12,278,182
Jabil Circuit, Inc.	557,905	11,208,311
Molex, Inc. (b)	379,131	8,613,856

		127,275,358

INTERNET SOFTWARE & SERVICES — 8.8%
Akamai Technologies, Inc. (a)(b)	484,150	22,779,257
eBay, Inc. (a)	2,731,439	76,015,947
Google, Inc. (Class A) (a)	583,847	346,787,603
Monster Worldwide, Inc. (a)(b)	309,938	7,323,835
VeriSign, Inc. (a)(b)	444,148	14,510,315
Yahoo!, Inc. (a)(b)	3,118,563	51,861,703

		519,278,660

IT SERVICES — 13.9%
Automatic Data Processing, Inc.	1,183,737	54,783,348
Cognizant Technology Solutions Corp. (Class A) (a)	736,457	53,974,934
Computer Sciences Corp.	383,847	19,038,811
Fidelity National Information Services, Inc.	678,135	18,574,118
Fiserv, Inc. (a)	369,385	21,631,186
International Business Machines Corp.	2,907,732	426,738,748
MasterCard, Inc. (Class A)	231,947	51,981,642
Paychex, Inc. (b)	793,691	24,532,989
SAIC, Inc. (a)(b)	690,507	10,951,441
Teradata Corp. (a)	431,375	17,755,395
The Western Union Co. (b)	1,586,287	29,457,350
Total System Services, Inc. (b)	444,406	6,834,964
Visa, Inc. (Class A)	1,140,595	80,275,076

		816,530,002

OFFICE ELECTRONICS — 0.7%
Xerox Corp.	3,477,736	40,063,519

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 11.2%
Advanced Micro Devices, Inc. (a)(b)	1,517,473	12,412,929
Altera Corp. (b)	787,234	28,009,786
Analog Devices, Inc.	740,673	27,901,152
Applied Materials, Inc.	3,207,405	45,064,040
Broadcom Corp. (Class A)	1,104,180	48,087,039
First Solar, Inc. (a)(b)	126,990	16,526,478
Intel Corp.	11,132,924	234,125,392
KLA-Tencor Corp.	424,652	16,408,553
Linear Technology Corp. (b)	567,100	19,615,989
LSI Corp. (a)	1,624,030	9,727,940
MEMC Electronic Materials, Inc. (a)(b)	603,741	6,798,124
Microchip Technology, Inc. (b)	478,477	16,368,698
Micron Technology, Inc. (a)(b)	2,140,610	17,167,692
National Semiconductor Corp. (b)	639,041	8,793,204
Novellus Systems, Inc. (a)	258,302	8,348,321
NVIDIA Corp. (a)	1,426,782	21,972,443
Teradyne, Inc. (a)(b)	546,600	7,674,264
Texas Instruments, Inc. (b)	2,790,277	90,684,002
Xilinx, Inc. (b)	651,948	18,893,453

		654,579,499

SOFTWARE — 18.5%
Adobe Systems, Inc. (a)	1,222,419	37,626,057
Autodesk, Inc. (a)	579,062	22,120,168
BMC Software, Inc. (a)	443,263	20,895,418
CA, Inc.	944,756	23,089,837
Citrix Systems, Inc. (a)	468,399	32,043,176
Compuware Corp. (a)(b)	658,229	7,681,532
Electronic Arts, Inc. (a)(b)	834,328	13,666,293
Intuit, Inc. (a)	687,418	33,889,707
McAfee, Inc. (a)	382,087	17,694,449
Microsoft Corp.	17,621,546	491,993,564
Novell, Inc. (a)	1,064,276	6,300,514
Oracle Corp.	9,110,542	285,159,965
Red Hat, Inc. (a)	482,256	22,014,986
Salesforce.com, Inc. (a)(b)	295,249	38,972,868
Symantec Corp. (a)	1,881,323	31,493,347

		1,084,641,881

The Technology Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 1.5%
American Tower Corp. (Class A) (a)	963,764	$49,768,773
MetroPCS Communications, Inc. (a)	727,997	9,194,602
Sprint Nextel Corp. (a)(b)	7,306,139	30,904,968

		89,868,343

TOTAL COMMON STOCKS —
(Cost $5,950,181,609)		5,849,788,706

SHORT TERM INVESTMENTS — 3.2%
MONEY MARKET FUNDS — 3.2%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	170,300,178	170,300,178
State Street Institutional Liquid Reserves Fund 0.18% (d)(e)	19,278,985	19,278,985

TOTAL SHORT TERM INVESTMENTS —
(Cost $189,579,163)		189,579,163

TOTAL INVESTMENTS — 102.9% (f)
(Cost $6,139,760,772)		6,039,367,869
OTHER ASSETS & LIABILITIES — (2.9)%		(171,208,531)

NET ASSETS — 100.0%		$5,868,159,338

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at December 31, 2010.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See acompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

The Utilities Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
ELECTRIC UTILITIES — 53.2%
Allegheny Energy, Inc.	1,711,448	$41,485,499
American Electric Power Co., Inc.	4,803,722	172,837,917
Duke Energy Corp.	12,164,788	216,654,874
Edison International (a)	3,258,326	125,771,384
Entergy Corp.	1,801,237	127,581,617
Exelon Corp.	6,585,278	274,210,976
FirstEnergy Corp. (a)	3,035,135	112,360,698
NextEra Energy, Inc.	4,140,233	215,250,714
Northeast Utilities	1,755,585	55,968,050
Pepco Holdings, Inc. (a)	2,266,412	41,362,019
Pinnacle West Capital Corp.	1,109,470	45,987,531
PPL Corp.	4,830,145	127,129,416
Progress Energy, Inc.	2,936,143	127,663,498
Southern Co.	8,350,331	319,233,154

		2,003,497,347

GAS UTILITIES — 2.2%
Nicor, Inc. (a)	472,122	23,568,330
Oneok, Inc.	1,060,293	58,814,453

		82,382,783

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 5.0%
Constellation Energy Group, Inc.	1,999,483	61,244,164
NRG Energy, Inc. (a)(b)	2,461,162	48,091,105
The AES Corp. (b)	6,630,186	80,755,666

		190,090,935

MULTI-UTILITIES — 39.2%
Ameren Corp.	2,407,872	67,877,912
CenterPoint Energy, Inc.	4,273,309	67,176,418
CMS Energy Corp. (a)	2,488,677	46,289,392
Consolidated Edison, Inc.	2,912,739	144,384,472
Dominion Resources, Inc. (a)	5,779,803	246,913,184
DTE Energy Co.	1,701,634	77,118,053
Integrys Energy Group, Inc. (a)	785,486	38,103,926
NiSource, Inc. (a)	2,814,409	49,589,887
PG&E Corp.	3,924,098	187,728,848
Public Service Enterprise Group, Inc.	5,037,324	160,237,276
SCANA Corp. (a)	1,127,760	45,787,056
Sempra Energy (a)	2,402,925	126,105,504
TECO Energy, Inc.	2,173,950	38,696,310
Wisconsin Energy Corp.	1,163,865	68,505,094
Xcel Energy, Inc.	4,620,658	108,816,496

		1,473,329,828

TOTAL COMMON STOCKS —
(Cost $4,245,812,093)		3,749,300,893

SHORT TERM INVESTMENTS — 4.5%
MONEY MARKET FUNDS — 4.5%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	163,840,229	163,840,229
State Street Institutional Liquid Reserves Fund 0.18% (d)(e)	5,790,228	5,790,228

TOTAL SHORT TERM INVESTMENTS —
(Cost $169,630,457)		169,630,457

TOTAL INVESTMENTS — 104.1% (f)
(Cost $4,415,442,550)		3,918,931,350
OTHER ASSETS & LIABILITIES — (4.1)%		(156,113,237)

NET ASSETS — 100.0%		$3,762,818,113

(a)	Security, or portion thereof, was on loan at December 31, 2010.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2010 (Unaudited)

Security Valuation

The value of each Fund’s portfolio securities is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. Investments in open-end investment companies are valued at their net asset value each business day. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the “Board”) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the “Committee”). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Accordingly, a Fund’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgements and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Funds continue to follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance for the fair value option for financial assets and financial liabilities provides funds the irrevocable option to measure many financial assets and liabilities at fair value with changes in fair value recognized in earnings. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate each Fund’s net asset value and the prices used by each Fund’s respective Select Sector Index, which, in turn, could result in a difference between each Fund’s performance and the performance of the Fund’s respective Select Sector Index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments. The type of inputs used to value each security is identified in the Schedule of Investments, which also includes a breakdown of the Funds’ investments by industry.

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Transactions with Affiliated Issuers

The Financial Select Sector SPDR Fund has invested in an affiliated company, State Street Corp. Amounts relating to this investment at December 31, 2010, and for the period then ended are:

Number of							Number of
Shares Held	Cost at	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
at 9/30/10	9/30/10	9/30/10	Cost	Shares	Proceeds	Shares	at 12/31/10	12/31/10	Income	Gain (Loss)

1,666,585	$75,439,387	$62,763,591	$52,350,848	1,197,618	$35,997,473	831,864	2,032,339	$94,178,589	$20,556	$948,872

Each Fund may invest in certain money market funds managed by State Street Global Advisors Funds Management, Inc. (“SSgA FM or the “Adviser”), including the State Street Institutional Liquid Reserves Fund — Institutional Class (“Liquid Reserves Fund“), a series of State Street Institutional Investment Trust. The Liquid Reserves Fund is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the State Street Money Market Portfolio (“Master Portfolio”). The Liquid Reserves Fund does not pay an investment advisory fee to the Adviser, but the Master Portfolio in which it invests pays an investment advisory fee to the Adviser. The Liquid Reserves Fund intends to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by the Fund from affiliated money market funds are recorded as dividend income on securities of affiliated issuers. In addition, cash collateral from lending activities is invested in State Street Navigator Securities Lending Prime Portfolio (“Prime Portfolio”), for which SSgA FM serves as the investment adviser. Prime Portfolio is a series of State Street Navigator Securities Lending Trust, a registered investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. Amounts related to investments in Liquid Reserves Fund and/or Prime Portfolio at December 31, 2010 and for the period then ended are:

	Value at	Purchased		Sold		Value at
Liquid Reserves Fund	9/30/10	Cost	Shares	Proceeds	Shares	12/31/10	Income

Consumer Discretionary Select Sector SPDR Fund	$2,701,851	$29,075,282	29,075,282	$27,627,999	27,627,999	$4,149,134	$2,209
Consumer Staples Select Sector SPDR Fund	2,213,172	73,901,820	73,901,820	74,083,386	74,083,386	2,031,606	2,930
Energy Select Sector SPDR Fund	6,573,284	48,173,969	48,173,969	51,188,307	51,188,307	3,558,946	6,182
Financial Select Sector SPDR Fund	5,160,133	51,829,575	51,829,575	48,251,142	48,251,142	8,738,566	3,028
Health Care Select Sector SPDR Fund	100	20,997,623	20,997,623	20,258,429	20,258,429	739,294	2,483
Industrial Select Sector SPDR Fund	3,826,816	30,620,487	30,620,487	29,629,190	29,629,190	4,818,113	4,263
Materials Select Sector SPDR Fund	6,549,899	59,693,250	59,693,250	61,636,370	61,636,370	4,606,779	3,086
Technology Select Sector SPDR Fund	16,628,906	59,362,040	59,362,040	56,711,961	56,711,961	19,278,985	8,768
Utilities Select Sector SPDR Fund	11,764,089	71,204,153	71,204,153	77,178,014	77,178,014	5,790,228	6,208

	Value at	Purchased		Sold		Value at
Prime Portfolio	9/30/10	Cost	Shares	Proceeds	Shares	12/31/10	Income

Consumer Discretionary Select Sector SPDR Fund	$85,033,032	$366,324,759	366,324,759	$354,674,756	354,674,756	$96,683,035	$142,389
Consumer Staples Select Sector SPDR Fund	60,577,909	555,936,238	555,936,238	518,974,947	518,974,947	97,539,200	35,501
Energy Select Sector SPDR Fund	140,985,855	730,711,236	730,711,236	734,764,404	734,764,404	136,932,687	142,267
Financial Select Sector SPDR Fund	146,608,012	588,513,792	588,513,792	572,557,967	572,557,967	162,563,837	132,575
Health Care Select Sector SPDR Fund	42,959,573	302,460,187	302,460,187	308,075,366	308,075,366	37,344,394	26,224
Industrial Select Sector SPDR Fund	87,663,997	343,960,863	343,960,863	233,213,273	233,213,273	198,411,587	56,110
Materials Select Sector SPDR Fund	119,707,221	311,495,930	311,495,930	272,031,685	272,031,685	159,171,466	56,868
Technology Select Sector SPDR Fund	118,590,835	1,147,718,908	1,147,718,908	1,096,009,565	1,096,009,565	170,300,178	140,959
Utilities Select Sector SPDR Fund	454,407,124	772,064,943	772,064,943	1,062,631,838	1,062,631,838	163,840,229	113,658

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at December 31, 2010 were as follows:

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

Consumer Discretionary Select Sector SPDR Fund	$2,572,246,305	$81,093,240	$71,004,382	$10,088,858
Consumer Staples Select Sector SPDR Fund	3,313,317,738	79,151,957	182,841,280	(103,689,323)
Energy Select Sector SPDR Fund	8,738,960,001	284,192,747	475,636,692	(191,443,945)
Financial Select Sector SPDR Fund	7,710,226,707	140,849,219	250,499,014	(109,649,795)
Health Care Select Sector SPDR Fund	3,270,113,176	26,401,609	508,797,167	(482,395,558)
Industrial Select Sector SPDR Fund	4,111,233,705	139,141,304	289,299,503	(150,158,199)
Materials Select Sector SPDR Fund	2,651,066,898	160,595,282	58,806,039	101,789,243
Technology Select Sector SPDR Fund	6,139,760,772	346,921,764	447,314,667	(100,392,903)
Utilities Select Sector SPDR Fund	4,415,442,550	47,877,887	544,389,087	(496,511,200)

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is also available on the Funds’ website at www.sectorspdrs.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Select Sector SPDR Trust

By:	/s/ James E. Ross James E. Ross
President

By:	/s/ Chad C. Hallett

Chad C. Hallett
Treasurer

Date:	February 18, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James E. Ross James E. Ross
President

By:	/s/ Chad C. Hallett

Chad C. Hallett
Treasurer

Date:	February 18, 2011